Schedule of significant components of the provision for income taxes (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Current, Income tax expense
Deferred, Income tax expense
Total income tax expenses